Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events [Abstract]
Subsequent events
22.	Subsequent events

Management has evaluated subsequent events after the balance sheet date, through the issuance of these financial statements, for appropriate accounting and disclosures. On March 20, 2020, the Company and Lilly entered into a second amendment to replace the second CHF 30 million to be paid on or before March 31, 2020 with two milestone payments, a CHF 10 million milestone payment to be paid on or before March 31, 2020 and a CHF 60 million milestone payment following the first patient dosed in a Phase 2 clinical study of a licensed product in the U.S. or European Union.

Additionally, the potential disruption of the coronavirus outbreak on the Company’s business operations will depend on certain developments, including the duration, spread and severity of the outbreak. As of March 30, 2020, the Company is actively implementing specific precautionary measures to mitigate any potential disruptions accordingly.

The Company has determined that there were no other such events that warrant disclosure or recognition in these financial statements.